OTHER PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2019
OTHER PAYABLE AND ACCRUED EXPENSES
OTHER PAYABLE AND ACCRUED EXPENSES

NOTE 9. OTHER PAYABLE AND ACCRUED EXPENSES

Other payable and accrued expenses consisted of the following:

	As of December 31,
	2019	2018
Accrued payroll	$21,751	$1,941
Other tax payable	49,333	82,606
Other payable	203,862	161,455
Total	$274,946	$246,002

As of December 31, 2019, other tax payable of $49,333 primarily included unpaid value-added tax and surcharges.

As of December 31, 2019, other payable of $203,862 primarily consisted of other payable to third parties and unpaid attorney fees. Other payable to third parties mainly included the payment to the supplier in the agent service in which the Company had the right to collect money from the customers for the suppliers. As of December 31, 2018, other payable of $161,455 primarily consisted of unpaid rental fees and interest-free loans of $119,478 that matured on December 31, 2018. Such interest-free loans were renewed with a maturity date of December 31, 2019 on January 1, 2019, and were repaid in September 2019.